CONVERTIBLE DEBT (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 20, 2018	Feb. 19, 2018	Nov. 15, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 24, 2018
Convertible notes payable, principal amount				$ 1,311,286		$ 1,311,286
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Debt discount				$ 3,216,000		$ 3,216,000		$ 3,350,000
Fair Value of Warrants								368,003
Debt outstanding amount				3,078,442		3,078,442		3,110,714
Repayment of debt								239,286
Amortization of debt discount		$ 392,272				1,668,926		360,890
Beneficial conversion feature						34,719
Loss on extinguishment of debt						(1,464,698)
Outstanding principal balance				$ 2,109,281		$ 2,109,281
Securities Purchase Agreement [Member] | Warrant [Member]
Common stock shares issuable upon conversion of debt/convertible securities	536,000		536,000
Common stock, par value			$ 5.00
Proceeds from issuance of warrants			$ 2,686,000
Legal fees			$ 74,000
Maturity period	5 years		5 years
Warrants exercise price	$ 7.50		$ 7.50
Fair Value of Warrants	$ 1,545,288		$ 1,545,288
Terms of Blocker Provision	A blocker provision which prevents any holder from converting or exercising, as applicable, the Notes or the Warrants, into shares of Common Stock if its beneficial ownership of the Common Stock would exceed 4.99% (subject to adjustment not to exceed 9.99%) of the Company’s issued and outstanding Common Stock (each, a “Blocker”).		Blocker provision which prevents any holder from converting or exercising, as applicable, the Notes or the Warrants, into shares of Common Stock if its beneficial ownership of the Common Stock would exceed 4.99% (subject to adjustment not to exceed 9.99%) of the Company's issued and outstanding Common Stock (each, a "Blocker")
Amortization of interest expense	$ 347,418
Securities Purchase Agreement [Member] | Warrant [Member] | Leak-out Agreement [Member]
Convertible notes payable, principal amount			$ 3,350,000
Debt discount			$ 240,000
Terms of agreement	As a condition to the closing of the Financing, each Buyer, severally, was required to execute a leak-out agreement (each, a “Leak-Out Agreement”) restricting such Buyer’s sale of shares of Common Stock underlying the Notes and Warrants on any Trading Day to not more than such Buyer’s pro rata allocation of the greater of (x) sales with net proceeds of an aggregate of $20,000 or (y) twenty-five (25%) percent of the daily average trading volume of the Company’s Common Stock. If after the closing of the Financing there is no Event of Default under the Notes, the VWAP of the Company’s Common Stock for three (3) trading days is less than $1.50 per share, the Company may further restrict the Buyers from selling at less than $1.50 per share; provided that the portion of the Notes subject to redemption on each Installment Date shall thereafter double.		As a condition to the closing of the Financing, each Buyer, severally, will be required to execute a leak-out agreement (each, a “Leak-Out Agreement”) restricting such Buyer’s sale of shares of Common Stock underlying the Notes and Warrants on any Trading Day to not more than such Buyer’s pro rata allocation of the greater of (x) sales with net proceeds of an aggregate of $20,000 or (y) twenty-five (25%) percent of the daily average trading volume of the Company’s Common Stock. If after the closing of the Financing there is no Event of Default under the Notes, the VWAP of the Company’s Common Stock for three (3) trading days is less than $1.50 per share, the Company may further restrict the Buyers from selling at less than $1.50 per share; provided that the portion of the Notes subject to redemption on each Installment Date shall thereafter double.
Conditional proceeds from sale of common stock under the agreement	$ 20,000		$ 20,000
Terms of commission to placement agent			placement agent, received a cash commission for the transaction equal to eight (8%) percent of the total gross proceeds of the offering, or $240,000 and the issuance of five-year warrants to purchase eight (8%) percent of the shares of common stock issued or issuable in this offering (excluding shares of common stock issuable upon exercise of any warrants issued to investors), or 53,600 shares; and, will receive eight (8%) percent of any cash proceeds received from the exercise of any warrants sold in the offering with an expiration equal to or less than twenty-four (24) months.
Securities Purchase Agreement [Member] | Warrant [Member] | Registration Rights Agreement [Member]
Terms of agreement	The Company filed, within thirty (30) days of the Closing, a registration statement covering one hundred fifty (150%) percent of the maximum number of shares, underlying the Notes and Warrants pursuant to a registration rights agreement with the Buyers (the “Registration Rights Agreement”).		The Company is required to file, within thirty (30) days of the Closing, a registration statement covering one hundred fifty (150%) percent of the maximum number of shares, underlying the Notes and Warrants pursuant to a registration rights agreement with the Buyers (the "Registration Rights Agreement")
Securities Purchase Agreement [Member] | Senior Convertible Notes [Member]
Common stock shares issuable upon conversion of debt/convertible securities			670,000
Common stock, par value			$ 0.001
Convertible debt, description			The Company shall pre-deliver up to 6,700,000 shares of Common Stock to the Buyers in connection therewith (the 'Pre-Delivery Shares'). Eighty-five (85%) percent of any cash proceeds received by the Buyers from the sale of Pre-Delivery Shares shall be applied against the particular installment amount due on such Installment Date under the Note. No interest will accrue under the Notes unless and until an Event of Default (as defined) has occurred and is not cured
Event of default conversion price, description			Upon an Event of Default (as defined), the Buyers may convert at an alternative conversion price equal to the lower of the then applicable Conversion Price or seventy-five (75%) percent of the Volume-Weighted Average Price (as defined, the "VWAP")
Debt discount			$ 1,140,711
Customary events of default, description			The Notes include customary Events of Default and provide that the Buyers may require the Company to redeem (regardless of whether the Event of Default has been cured) all or a portion of the Notes at a redemption premium of one hundred twenty-five (125%) percent, multiplied by the greater of the conversion rate and the then current market price. The Buyers may also require redemption of the Notes upon a Change of Control (as defined) at a premium of one hundred twenty-five (125%) percent
Debt original issue discount			$ 350,000
Purchase price charged to financing costs			240,000
Securities Purchase Agreement [Member] | Senior Convertible Note 1 [Member] | Institutional investors [Member]
Convertible notes payable, principal amount			3,000,000
Securities Purchase Agreement [Member] | Senior Convertible Note 2 [Member] | Institutional investors [Member]
Convertible notes payable, principal amount			$ 3,350,000
Exchange Agreements [Member] | Senior Convertible Notes [Member]
Convertible notes payable, principal amount	$ 2,871,429
Common stock, par value	$ 5.00
Convertible debt, description	The Company evaluated the debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment as the 10% cash flow test was met.
Event of default conversion price, description	Upon an Event of Default (as defined), the Buyers may convert at an alternative conversion price equal to the lower of the then applicable Conversion Price or seventy-five (75%) percent of the Volume-Weighted Average Price (as defined, the “VWAP”).
Debt discount	$ 2,596,838
Customary events of default, description	The Notes include customary Events of Default and provide that the Buyers may require the Company to redeem (regardless of whether the Event of Default has been cured) all or a portion of the Notes at a redemption premium of one hundred twenty-five (125%) percent, multiplied by the greater of the conversion rate and the then current market price. The Buyers may also require redemption of the Notes upon a Change of Control (as defined) at a premium of one hundred twenty-five (125%) percent.
Existing note description	(i) the New Note was not convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018; (ii) all future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount; (iii) the Company’s existing obligation to initially deliver pre-delivery shares of its common stock to the holder of such New Note was deferred until April 20, 2018; and (iv) at any time on or before June 20, 2018, the Company had the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at a redemption price equal to 125% of such amounts then outstanding under such New Note.
Cash proceeds received by holders	85.00%
Additional paid in capital	$ 1,140,711
Aggregate indebtedness	12,000,000
Per-delivery shares issued										670,001
Exchange Agreements [Member] | New Notes [Member]
Convertible notes payable, principal amount	3,216,000
Debt discount	3,216,000	1,140,711
Amortization of debt discount		$ 405,743
Debt original issue discount	336,000
Beneficial conversion feature	2,880,000
Loss on extinguishment of debt	1,464,698
Adjustments to beneficial conversion feature and issue of debt discount	$ 1,739,289